Information About the Plan's Funded Status and Pension Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in benefit obligation
Beginning of year	$ (4,672)	$ (3,926)
Service cost	(302)	(273)
Interest cost	(221)	(198)
Actuarial (loss) gain	470	(403)
Benefits paid	568	128
End of year	(4,157)	(4,672)
Change in fair value of plan assets
Beginning of year	5,605	4,625
Actual return on plan assets	(417)	702
Employer contribution	421	406
Benefits paid	(568)	(128)
End of year	5,041	5,605
Funded status at end of year	$ 884	$ 933